Condensed Interim Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
ASSETS
Cash and cash equivalents	$ 21,063	$ 17,379
Amounts receivable and prepaid expenses	17,317	13,725
Prepaid gold interests	12,839	7,699
Investments	2,965	6,248
Inventory	2,067	1,392
Income tax receivable	2,105	1,605
Loans receivable	0	8,990
Current assets	58,356	57,038
Mineral interests	1,634,047	1,773,053
Prepaid gold interests	33,285	32,549
Deferred income tax	10,472	9,343
Loans receivable	1,708	18,986
Other assets	2,979	3,495
Non-current assets	1,682,491	1,837,426
TOTAL ASSETS	1,740,847	1,894,464
Liabilities
Amounts payable and other liabilities	6,457	15,666
Income tax payable	3,213	1,259
Lease obligation	393	390
Current liabilities	10,063	17,315
Debt	20,000	57,000
Lease obligation	1,527	1,756
Deferred income tax	1,171	3,638
Other non-current liabilities	7,210	4,014
Non-current liabilities	29,908	66,408
Shareholders' equity
Share capital	1,750,370	1,749,180
(Deficit) retained earnings	(65,278)	46,831
Other	15,784	14,730
Shareholders' equity	1,700,876	1,810,741
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 1,740,847	$ 1,894,464